Investments held to maturity (Details 1) R$ in Thousands	Dec. 31, 2017 BRL (R$)
Securities:
Brazilian government securities	R$ 29,175,295
Corporate debt securities	11,963,782
Brazilian sovereign bonds	7,194
Total	41,146,271
Amortized cost
Securities:
Brazilian government securities	26,738,940
Corporate debt securities	12,259,564
Brazilian sovereign bonds	7,614
Total	39,006,118
Gross unrealized gains
Securities:
Brazilian government securities	2,442,844
Corporate debt securities	126,092
Brazilian sovereign bonds	0
Total	2,568,936
Gross unrealized losses
Securities:
Brazilian government securities	(6,489)
Corporate debt securities	(421,874)
Brazilian sovereign bonds	(420)
Total	R$ (428,783)